Summary of Significant Accounting Policies - Schedule of Revenue Disaggregated by Timing of Revenue Recognition (Details)	12 Months Ended
	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2022 HKD ($)
Disaggregation of Revenue [Line Items]
Total Revenue	$ 20,286,590	$ 2,607,363	$ 20,539,218	$ 14,331,576
Over time [Member] | Financial PR services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	10,432,198	1,340,813	15,427,899	13,248,243
Over time [Member] | Project-based Financial PR services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	7,490,660	962,748	2,607,555	1,083,333
Point in time [Member] | One-off Financial PR services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 2,363,732	$ 303,802	$ 2,503,764